Janus Henderson VIT Flexible Bond Portfolio

Schedule of Investments (unaudited)

September 30, 2020

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– 13.8%
208 Park Avenue Mortgage Trust 2017-280P,
ICE LIBOR USD 1 Month + 0.8800%, 1.0324%, 9/15/34 (144A)‡	$629,029	$628,213
Angel Oak Mortgage Trust I LLC 2018-2,
ICE LIBOR USD 12 Month + 0.7600%, 3.6740%, 7/27/48 (144A)‡	155,028	157,639
Angel Oak Mortgage Trust I LLC 2019-5, 2.5930%, 10/25/49 (144A)‡	495,815	501,093
Angel Oak Mortgage Trust I LLC 2019-6,
ICE LIBOR USD 12 Month + 0.9500%, 2.6200%, 11/25/59 (144A)‡	470,041	475,735
Angel Oak Mortgage Trust I LLC 2020-3,
ICE LIBOR USD 12 Month + 1.0000%, 2.4100%, 4/25/65 (144A)‡	729,985	728,722
Angel Oak Mortgage Trust I LLC2020-2,
ICE LIBOR USD 12 Month + 2.2000%, 2.5310%, 1/26/65 (144A)‡	766,754	771,526
Applebee's Funding LLC / IHOP Funding LLC, 4.1940%, 6/7/49 (144A)	1,230,000	1,131,808
Arbys Funding LLC 2020-1A, 3.2370%, 7/30/50 (144A)	1,805,000	1,856,622
Arroyo Mortgage Trust 2018-1,
ICE LIBOR USD 12 Month + 0.8500%, 3.7630%, 4/25/48 (144A)‡	329,471	337,923
Bank 2018-BN12 A4, 4.2550%, 5/15/61‡	260,123	308,058
Bank 2019-BN17, 3.7140%, 4/15/52	569,676	664,339
Bank 2019-BN18, 3.5840%, 5/15/62	978,130	1,132,208
Bank 2019-BN20, 3.0110%, 9/15/62	466,163	522,742
Bank 2019-BN23, 2.9200%, 12/15/52	838,600	934,539
Bank 2019-BNK24, 2.9600%, 11/15/62	236,800	264,989
Barclays Comercial Mortgage Securities LLC 2015-SRCH,
4.1970%, 8/10/35 (144A)	1,447,000	1,652,540
Barclays Comercial Mortgage Securities LLC 2017-DELC,
ICE LIBOR USD 1 Month + 0.8500%, 1.0024%, 8/15/36 (144A)‡	443,000	429,951
Benchmark Mortgage Trust 2020-B16, 2.7320%, 2/15/53	565,000	621,463
BX Commercial Mortgage Trust 2018-IND,
ICE LIBOR USD 1 Month + 0.7500%, 0.9024%, 11/15/35 (144A)‡	908,804	908,836
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 0.9200%, 1.0724%, 10/15/36 (144A)‡	1,312,879	1,313,079
BX Commercial Mortgage Trust 2019-XL,
ICE LIBOR USD 1 Month + 1.0800%, 1.2324%, 10/15/36 (144A)‡	218,338	217,896
BX Trust 2019-OC11, 3.2020%, 12/9/41 (144A)	1,227,000	1,300,720
BX Trust 2019-OC11, 3.6050%, 12/9/41 (144A)	614,000	637,713
BX Trust 2019-OC11, 3.8560%, 12/9/41 (144A)	614,000	604,586
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	920,000	885,660
BX Trust 2019-OC11, 4.0755%, 12/9/41 (144A)‡	234,000	213,003
BXP Trust 2017-GM, 3.3790%, 6/13/39 (144A)	696,000	773,420
Chase Home Lending Mortgage Trust 2019-ATR2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 7/25/49 (144A)‡	143,984	148,033
Chesapeake Funding II LLC 2020-1A, 0.8700%, 8/16/32 (144A)	999,591	1,004,037
COLT Funding LLC 2020-2,
ICE LIBOR USD 12 Month + 1.5000%, 1.8530%, 3/25/65 (144A)‡	409,175	411,275
COLT Funding LLC 2020-3,
ICE LIBOR USD 12 Month + 1.2000%, 1.5060%, 4/27/65 (144A)‡	422,781	420,054
Connecticut Avenue Securities Trust 2014-C04,
ICE LIBOR USD 1 Month + 4.9000%, 5.0481%, 11/25/24‡	96,897	98,826
Connecticut Avenue Securities Trust 2016-C03,
ICE LIBOR USD 1 Month + 5.9000%, 6.0481%, 10/25/28‡	145,146	149,851
Connecticut Avenue Securities Trust 2016-C04,
ICE LIBOR USD 1 Month + 4.2500%, 4.3981%, 1/25/29‡	358,199	371,140
Connecticut Avenue Securities Trust 2017-C01,
ICE LIBOR USD 1 Month + 3.5500%, 3.6981%, 7/25/29‡	633,855	645,368
Connecticut Avenue Securities Trust 2018-C05,
ICE LIBOR USD 1 Month + 2.3500%, 2.4981%, 1/25/31‡	347,702	341,296
Connecticut Avenue Securities Trust 2018-R07,
ICE LIBOR USD 1 Month + 2.4000%, 2.5481%, 4/25/31 (144A)‡	315,870	314,249
Connecticut Avenue Securities Trust 2019-R02,
ICE LIBOR USD 1 Month + 2.3000%, 2.4481%, 8/25/31 (144A)‡	362,853	360,822
Connecticut Avenue Securities Trust 2019-R03,
ICE LIBOR USD 1 Month + 2.1500%, 2.2981%, 9/25/31 (144A)‡	943,437	935,506
Connecticut Avenue Securities Trust 2019-R04,
ICE LIBOR USD 1 Month + 2.1000%, 2.2481%, 6/25/39 (144A)‡	601,498	597,411
Connecticut Avenue Securities Trust 2019-R05,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 7/25/39 (144A)‡	1,151,949	1,142,002
Connecticut Avenue Securities Trust 2019-R07,
ICE LIBOR USD 1 Month + 2.1000%, 2.2481%, 10/25/39 (144A)‡	1,220,562	1,170,664
Connecticut Avenue Securities Trust 2020-R01,
ICE LIBOR USD 1 Month + 0.8000%, 0.9481%, 1/25/40 (144A)‡	212,767	211,798

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Connecticut Avenue Securities Trust 2020-R02,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 1/25/40 (144A)‡	$1,522,717	$1,470,712
Cosmopolitan Hotel Trust 2017,
ICE LIBOR USD 1 Month + 0.9300%, 1.0824%, 11/15/36 (144A)‡	552,036	533,842
Credit Acceptance Auto Loan Trust 2018-2, 3.9400%, 7/15/27 (144A)	563,000	582,969
Credit Suisse Commercial Mortgage Trust 2019-ICE4,
ICE LIBOR USD 1 Month + 0.9800%, 1.1324%, 5/15/36 (144A)‡	1,570,000	1,569,411
DB Master Finance LLC, 3.7870%, 5/20/49 (144A)	575,190	592,149
DB Master Finance LLC, 4.0210%, 5/20/49 (144A)	232,650	245,452
DB Master Finance LLC, 4.3520%, 5/20/49 (144A)	460,350	497,035
Dell Equipment Finance Trust 2020-1, 2.2600%, 6/22/22 (144A)	628,000	638,604
Domino's Pizza Master Issuer LLC, 3.0820%, 7/25/47 (144A)	230,483	230,842
Domino's Pizza Master Issuer LLC, 4.1180%, 7/25/47 (144A)	361,770	383,123
Domino's Pizza Master Issuer LLC, 4.1160%, 7/25/48 (144A)	1,071,140	1,133,126
Domino's Pizza Master Issuer LLC, 4.3280%, 7/25/48 (144A)	556,640	596,405
Domino's Pizza Master Issuer LLC, 3.6680%, 10/25/49 (144A)	1,990,955	2,115,625
Drive Auto Receivables Trust 2017-1, 5.1700%, 9/16/24	1,590,000	1,624,441
Drive Auto Receivables Trust 2017-2, 5.2700%, 11/15/24	1,400,000	1,443,404
Drive Auto Receivables Trust 2017-3, 3.5300%, 12/15/23 (144A)	134,789	137,045
Drive Auto Receivables Trust 2017-A, 4.1600%, 5/15/24 (144A)	331,326	336,873
Drive Auto Receivables Trust 2019-2, 3.0400%, 3/15/23	147,842	148,177
Exeter Automobile Receivables Trust 2018-1A C, 3.0300%, 1/17/23 (144A)	365,408	367,654
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.0000%, 5.1481%, 7/25/25‡	603,998	617,485
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 5.7000%, 5.8481%, 4/25/28‡	314,804	325,800
Fannie Mae Connecticut Avenue Securities,
ICE LIBOR USD 1 Month + 2.0000%, 2.1481%, 3/25/31‡	1,012,341	987,057
Fannie Mae REMICS, 3.0000%, 5/25/48	1,732,032	1,859,210
Fannie Mae REMICS, 3.0000%, 11/25/49	2,052,127	2,197,196
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 1.7000%, 1.8481%, 1/25/50 (144A)‡	1,014,000	995,541
Freddie Mac Structured Agency Credit Risk Debt Notes,
ICE LIBOR USD 1 Month + 3.0000%, 3.1481%, 6/25/50 (144A)‡	804,759	806,727
Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3,
ICE LIBOR USD 1 Month + 5.5500%, 5.7251%, 7/25/28‡	387,608	409,402
Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA4 M2,
ICE LIBOR USD 1 Month + 3.1500%, 3.3019%, 9/25/50 (144A)‡	500,000	501,338
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.0340%, 1.1864%, 12/15/36 (144A)‡	293,000	283,148
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.3340%, 1.4864%, 12/15/36 (144A)‡	328,000	307,943
Great Wolf Trust,
ICE LIBOR USD 1 Month + 1.6330%, 1.7854%, 12/15/36 (144A)‡	365,000	337,549
GS Mortgage Securities Trust 2018-GS10, 4.1550%, 7/10/51‡	371,605	441,361
GS Mortgage Securities Trust 2018-GS9, 3.9920%, 3/10/51‡	618,450	721,098
GS Mortgage Securities Trust 2020-GC45, 2.9106%, 2/13/53	580,000	644,160
GS Mortgage Securities Trust 2020-GC47, 2.3772%, 5/12/53	663,000	710,966
Jack in the Box Funding LLC 2019-1A A23, 4.9700%, 8/25/49 (144A)	1,182,068	1,239,618
Jack in the Box Funding LLC 2019-1A A2I, 3.9820%, 8/25/49 (144A)	1,182,068	1,208,137
Jack in the Box Funding LLC 2019-1A A2II, 4.4760%, 8/25/49 (144A)	1,182,068	1,224,619
JP Morgan Mortgage Trust 2019-LTV2,
ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 12/25/49 (144A)‡	373,075	373,065
Mello Warehouse Securitization Trust 2018-1,
ICE LIBOR USD 1 Month + 0.8500%, 0.9981%, 11/25/51 (144A)‡	1,772,000	1,771,326
Morgan Stanley Capital I Trust 2016-UB11, 2.7820%, 8/15/49	594,000	640,611
Morgan Stanley Capital I Trust 2019-H6, 3.4170%, 6/15/52	324,754	370,597
Morgan Stanley Capital I Trust 2015-UBS8, 3.8090%, 12/15/48	447,000	500,888
Morgan Stanley Capital I Trust 2018-H3, 4.1770%, 7/15/51	590,372	696,769
Morgan Stanley Capital I Trust 2018-H4, 4.3100%, 12/15/51	883,008	1,063,480
New Residential Mortgage Loan Trust 2018-2,
ICE LIBOR USD 6 Month + 0.6800%, 4.5000%, 2/25/58 (144A)‡	446,939	481,522
OneMain Direct Auto Receivables Trust 2017-2A, 2.8200%, 7/15/24 (144A)	395,634	395,934
OneMain Direct Auto Receivables Trust 2018-1, 3.8500%, 10/14/25 (144A)	254,000	260,800
OneMain Direct Auto Receivables Trust 2018-1, 4.4000%, 1/14/28 (144A)	252,000	263,433
Planet Fitness Master Issuer LLC 2018-1A, 4.2620%, 9/5/48 (144A)	555,660	560,618
Planet Fitness Master Issuer LLC 2019-1A, 3.8580%, 12/5/49 (144A)	951,808	877,939
Preston Ridge Partners Mortgage Trust 2019-1A, 4.5000%, 1/25/24 (144A)Ç	281,599	284,395
Preston Ridge Partners Mortgage Trust 2019-2A, 3.9670%, 4/25/24 (144A)Ç	576,588	579,645
Preston Ridge Partners Mortgage Trust 2019-3A, 3.3510%, 7/25/24 (144A)Ç	388,854	387,994
Preston Ridge Partners Mortgage Trust 2019-4A, 3.3510%, 11/25/24 (144A)Ç	655,184	656,544
Preston Ridge Partners Mortgage Trust 2020-1A, 2.9810%, 2/25/25 (144A)Ç	262,268	260,002
Preston Ridge Partners Mortgage Trust 2020-2, 3.6710%, 8/25/25 (144A)Ç	420,098	421,851
Preston Ridge Partners Mortgage Trust 2020-3, 0%, 9/25/25 (144A)Ç	1,259,000	1,258,979
Provident Funding Mortgage Trust 2020-1, 3.0000%, 2/25/50 (144A)‡	235,059	240,596

Shares or Principal Amounts		Value
Asset-Backed/Commercial Mortgage-Backed Securities– (continued)
Santander Consumer Auto Receivables Trust 2020-AA, 1.3700%, 10/15/24 (144A)	$613,965	$619,467
Santander Drive Auto Receivables Trust 2016-3, 4.2900%, 2/15/24	1,868,000	1,893,235
Sequoia Mortgage Trust 2013-5, 2.5000%, 5/25/43 (144A)‡	302,238	310,791
Sequoia Mortgage Trust 2013-7, 3.0000%, 6/25/43‡	125,654	129,024
Sequoia Mortgage Trust 2013-9, 3.5000%, 7/25/43 (144A)	60,292	62,379
Sequoia Mortgage Trust 2019-3, 3.5000%, 9/25/49 (144A)‡	163,104	167,664
Spruce Hill Mortgage Loan Trust 2020-SH1 A1,
ICE LIBOR USD 12 Month + 0.9500%, 2.5210%, 1/28/50 (144A)‡	201,948	202,047
Spruce Hill Mortgage Loan Trust 2020-SH1 A2,
ICE LIBOR USD 12 Month + 1.0500%, 2.6240%, 1/28/50 (144A)‡	400,263	402,220
Spruce Hill Mortgage Loan Trust 2020-SH2, 3.4070%, 6/25/55 (144A)‡	1,377,030	1,375,346
Starwood Mortgage Residential Trust 2020-2, 2.7180%, 4/25/60 (144A)‡	378,709	384,630
Station Place Securitization Trust Series 2019-10,
ICE LIBOR USD 1 Month + 0.9000%, 1.0511%, 10/24/20 (144A)‡	2,436,000	2,435,931
Taco Bell Funding LLC, 4.9400%, 11/25/48 (144A)	215,168	237,165
Towd Point Asset Funding LLC 2019-HE1 A1,
ICE LIBOR USD 1 Month + 0.9000%, 1.0481%, 4/25/48 (144A)‡	613,530	610,785
Vantage Data Centers LLC 2020-1A A2, 1.6450%, 9/15/45 (144A)	1,453,000	1,453,792
Vantage Data Centers LLC 2020-2A A2, 1.9920%, 9/15/45 (144A)	634,000	634,035
VCAT Asset Securitization LLC 2020-NPL1, 3.6710%, 8/25/50 (144A)Ç	721,270	721,197
Wells Fargo Mortgage Backed Securities Trust 2019-4,
3.5000%, 9/25/49 (144A)‡	297,156	302,578
Wendy's Funding LLC, 3.5730%, 3/15/48 (144A)	386,083	398,790
Wendy's Funding LLC, 3.8840%, 3/15/48 (144A)	105,030	109,851
Wendy's Funding LLC, 3.7830%, 6/15/49 (144A)	565,973	599,398
WFRBS Commercial Mortgage Trust 2014-C25, 3.6310%, 11/15/47	501,000	549,061
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $83,075,154)		84,708,973
Bank Loans and Mezzanine Loans– 0.4%
Consumer Non-Cyclical – 0.4%
Elanco Animal Health Inc, ICE LIBOR USD 1 Month + 1.7500%, 1.8990%, 8/1/27‡((cost $2,497,939)	2,497,939	2,425,074
Corporate Bonds– 56.0%
Banking – 9.5%
Bank of America Corp, ICE LIBOR USD 3 Month + 1.0600%, 3.5590%, 4/23/27‡	2,694,000	3,009,443
Bank of America Corp, ICE LIBOR USD 3 Month + 1.5120%, 3.7050%, 4/24/28‡	2,482,000	2,802,479
Bank of America Corp, SOFR + 2.1500%, 2.5920%, 4/29/31‡	1,455,000	1,536,460
Bank of America Corp, ICE LIBOR USD 3 Month + 3.7050%, 6.2500%‡,µ	1,230,000	1,317,637
Bank of America Corp, ICE LIBOR USD 3 Month + 3.8980%, 6.1000%‡,µ	538,000	585,672
Bank of New York Mellon Corp,
US Treasury Yield Curve Rate 5 Year + 4.3580%, 4.7000%‡,µ	1,804,000	1,914,044
Barclays PLC, US Treasury Yield Curve Rate 5 Year + 5.8670%, 6.1250%‡,µ	1,525,000	1,545,969
BNP Paribas SA, ICE LIBOR USD 3 Month + 2.2350%, 4.7050%, 1/10/25 (144A)‡	835,000	924,302
BNP Paribas SA, ICE LIBOR USD 3 Month + 1.1110%, 2.8190%, 11/19/25 (144A)‡	567,000	598,125
BNP Paribas SA, SOFR + 1.5070%, 3.0520%, 1/13/31 (144A)‡	1,564,000	1,679,908
BNP Paribas SA,
US Treasury Yield Curve Rate 5 Year + 2.0500%, 2.5880%, 8/12/35 (144A)‡	2,312,000	2,243,576
Citigroup Inc, ICE LIBOR USD 3 Month + 1.5630%, 3.8870%, 1/10/28‡	1,461,000	1,652,488
Citigroup Inc, SOFR + 1.4220%, 2.9760%, 11/5/30‡	535,000	578,390
Citigroup Inc, ICE LIBOR USD 3 Month + 4.0680%, 5.9500%‡,µ	936,000	960,336
Citigroup Inc, 5.9000%µ	118,000	120,827
Citigroup Inc, ICE LIBOR USD 3 Month + 3.9050%, 5.9500%‡,µ	614,000	643,165
Citizens Financial Group Inc, 3.7500%, 7/1/24	613,000	660,557
Credit Agricole SA, 4.3750%, 3/17/25 (144A)	771,000	850,707
Credit Agricole SA, 3.2500%, 1/14/30 (144A)	1,673,000	1,795,768
Credit Agricole SA/London, SOFR + 1.6760%, 1.9070%, 6/16/26 (144A)‡	261,000	266,869
Goldman Sachs Group Inc, 3.5000%, 4/1/25	2,806,000	3,095,995
Goldman Sachs Group Inc, ICE LIBOR USD 3 Month + 3.9220%, 4.1653%‡,µ	1,846,000	1,814,249
HSBC Holdings PLC, SOFR + 1.5380%, 1.6450%, 4/18/26‡	1,415,000	1,411,012
HSBC Holdings PLC, SOFR + 1.9470%, 2.3570%, 8/18/31‡	731,000	723,500
JPMorgan Chase & Co, SOFR + 1.8500%, 2.0830%, 4/22/26‡	1,682,000	1,756,743
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.2450%, 3.9600%, 1/29/27‡	2,982,000	3,400,770
JPMorgan Chase & Co, ICE LIBOR USD 3 Month + 1.3300%, 4.4520%, 12/5/29‡	1,990,000	2,391,897
JPMorgan Chase & Co, SOFR + 2.5150%, 2.9560%, 5/13/31‡	2,769,000	2,959,811
Morgan Stanley, SOFR + 1.9900%, 2.1880%, 4/28/26‡	2,671,000	2,795,939
Morgan Stanley, 3.9500%, 4/23/27	1,526,000	1,723,943
Natwest Group PLC,
US Treasury Yield Curve Rate 5 Year + 2.3500%, 3.0320%, 11/28/35‡	1,418,000	1,362,102
Societe Generale SA, 2.6250%, 1/22/25 (144A)	2,037,000	2,101,645
SVB Financial Group, 3.1250%, 6/5/30	2,797,000	3,120,931
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 0.8300%, 1.0080%, 7/30/24 (144A)‡	492,000	493,076
UBS Group AG,
US Treasury Yield Curve Rate 1 Year + 1.0800%, 1.3640%, 1/30/27 (144A)‡	1,849,000	1,847,579

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Banking– (continued)
Wells Fargo & Co, SOFR + 1.6000%, 1.6540%, 6/2/24‡	$1,231,000	$1,253,627
Wells Fargo & Co, SOFR + 2.0000%, 2.1880%, 4/30/26‡	609,000	632,485
		58,572,026
Basic Industry – 1.7%
Constellium NV, 5.7500%, 5/15/24 (144A)	847,000	861,823
Ecolab Inc, 4.8000%, 3/24/30	552,000	701,578
Element Solutions Inc, 3.8750%, 9/1/28 (144A)	1,501,000	1,472,856
Georgia-Pacific LLC, 3.1630%, 11/15/21 (144A)	2,341,000	2,402,487
Nutrition & Biosciences Inc, 1.8320%, 10/15/27 (144A)	1,040,000	1,044,429
Nutrition & Biosciences Inc, 2.3000%, 11/1/30 (144A)	626,000	630,031
Nutrition & Biosciences Inc, 3.2680%, 11/15/40 (144A)	381,000	383,148
Nutrition & Biosciences Inc, 3.4680%, 12/1/50 (144A)	1,131,000	1,133,162
Reliance Steel & Aluminum Co, 4.5000%, 4/15/23	1,847,000	1,999,050
		10,628,564
Brokerage – 1.7%
Cboe Global Markets Inc, 3.6500%, 1/12/27	1,546,000	1,757,100
Charles Schwab Corp,
US Treasury Yield Curve Rate 5 Year + 4.9710%, 5.3750%‡,µ	2,750,000	2,979,762
Intercontinental Exchange Inc, 3.7500%, 12/1/25	287,000	324,504
Intercontinental Exchange Inc, 2.1000%, 6/15/30	1,053,000	1,088,328
Intercontinental Exchange Inc, 1.8500%, 9/15/32	562,000	558,220
Intercontinental Exchange Inc, 2.6500%, 9/15/40	515,000	511,705
Intercontinental Exchange Inc, 3.0000%, 9/15/60	737,000	740,799
Raymond James Financial Inc, 5.6250%, 4/1/24	516,000	595,335
Raymond James Financial Inc, 4.6500%, 4/1/30	185,000	224,916
Raymond James Financial Inc, 4.9500%, 7/15/46	1,132,000	1,461,026
		10,241,695
Capital Goods – 4.5%
Avery Dennison Co, 2.6500%, 4/30/30	1,690,000	1,802,789
BAE Systems PLC, 3.4000%, 4/15/30 (144A)	501,000	560,620
BAE Systems PLC, 1.9000%, 2/15/31 (144A)	817,000	808,588
BAE Systems PLC, 3.0000%, 9/15/50 (144A)	657,000	658,636
Bemis Co Inc, 2.6300%, 6/19/30	1,599,000	1,706,505
Boeing Co, 4.5080%, 5/1/23	1,379,000	1,451,741
Boeing Co, 4.8750%, 5/1/25	1,023,000	1,115,950
Boeing Co, 2.2500%, 6/15/26	291,000	283,174
Boeing Co, 3.6000%, 5/1/34	1,447,000	1,391,819
Boeing Co, 5.7050%, 5/1/40	549,000	640,831
Boeing Co, 5.8050%, 5/1/50	549,000	662,208
Boeing Co, 5.9300%, 5/1/60	549,000	677,971
General Dynamics Corp, 3.2500%, 4/1/25	613,000	678,549
General Dynamics Corp, 4.2500%, 4/1/50	244,000	317,935
General Electric Co, 3.4500%, 5/1/27	406,000	429,152
General Electric Co, 6.7500%, 3/15/32	661,000	830,917
Huntington Ingalls Industries Inc, 3.8440%, 5/1/25 (144A)	575,000	631,683
Huntington Ingalls Industries Inc, 5.0000%, 11/15/25 (144A)	2,760,000	2,836,840
Huntington Ingalls Industries Inc, 4.2000%, 5/1/30 (144A)	1,276,000	1,463,187
Northrop Grumman Corp, 4.4000%, 5/1/30	634,000	779,415
Northrop Grumman Corp, 5.1500%, 5/1/40	459,000	615,953
Northrop Grumman Corp, 5.2500%, 5/1/50	236,000	337,777
Otis Worldwide Corp, 2.0560%, 4/5/25	729,000	765,713
United Rentals North America Inc, 3.8750%, 2/15/31	413,000	419,195
Vulcan Materials Co, 3.5000%, 6/1/30	608,000	680,459
Wabtec Corp, 4.4000%, 3/15/24	558,000	605,909
Wabtec Corp, 3.4500%, 11/15/26	861,000	913,940
Wabtec Corp, 4.9500%, 9/15/28	1,800,000	2,101,157
Westinghouse Air Brake Technologies Corp, 3.2000%, 6/15/25	1,183,000	1,246,373
		27,414,986
Communications – 5.7%
AT&T Inc, 1.6500%, 2/1/28	801,000	801,863
AT&T Inc, 3.5000%, 9/15/53 (144A)	1,257,000	1,224,614
AT&T Inc, 3.5500%, 9/15/55 (144A)	567,000	542,391
AT&T Inc, 3.5000%, 2/1/61	1,227,000	1,165,044
CCO Holdings LLC / CCO Holdings Capital Corp, 4.2500%, 2/1/31 (144A)	1,644,000	1,703,022
CenturyLink Inc, 6.4500%, 6/15/21	928,000	952,360
CenturyLink Inc, 5.8000%, 3/15/22	516,000	534,060
Charter Communications Operating LLC / Charter Communications Operating Capital,
6.4840%, 10/23/45	302,000	402,570
Charter Communications Operating LLC / Charter Communications Operating Capital,
5.3750%, 5/1/47	242,000	286,793

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Communications– (continued)
Charter Communications Operating LLC / Charter Communications Operating Capital,
4.8000%, 3/1/50	$1,369,000	$1,564,691
Charter Communications Operating LLC / Charter Communications Operating Capital,
3.7000%, 4/1/51	1,070,000	1,057,510
Comcast Corp, 3.3000%, 4/1/27	461,000	521,498
Comcast Corp, 3.7500%, 4/1/40	184,000	214,641
Crown Castle International Corp, 3.6500%, 9/1/27	653,000	730,332
Crown Castle International Corp, 4.3000%, 2/15/29	807,000	940,664
Crown Castle International Corp, 3.1000%, 11/15/29	1,372,000	1,484,449
CSC Holdings LLC, 4.1250%, 12/1/30 (144A)	1,320,000	1,345,410
CSC Holdings LLC, 4.6250%, 12/1/30 (144A)	1,356,000	1,362,414
CSC Holdings LLC, 3.3750%, 2/15/31 (144A)	1,043,000	1,009,885
GCI LLC, 4.7500%, 10/15/28 (144A)	2,474,000	2,504,950
Level 3 Financing Inc, 3.8750%, 11/15/29 (144A)	2,076,000	2,247,043
Netflix Inc, 3.6250%, 6/15/25 (144A)	2,763,000	2,886,299
Sirius XM Radio Inc, 4.1250%, 7/1/30 (144A)	1,837,000	1,882,539
T-Mobile USA Inc, 1.5000%, 2/15/26 (144A)	300,000	300,654
T-Mobile USA Inc, 3.7500%, 4/15/27 (144A)	1,853,000	2,074,508
T-Mobile USA Inc, 2.0500%, 2/15/28 (144A)	604,000	617,312
T-Mobile USA Inc, 3.8750%, 4/15/30 (144A)	356,000	404,783
T-Mobile USA Inc, 2.5500%, 2/15/31 (144A)	983,000	1,018,467
T-Mobile USA Inc, 3.0000%, 2/15/41 (144A)	776,000	766,098
T-Mobile USA Inc, 3.3000%, 2/15/51 (144A)	673,000	663,342
Verizon Communications Inc, 3.0000%, 3/22/27	471,000	524,114
Verizon Communications Inc, 4.8620%, 8/21/46	479,000	655,244
Verizon Communications Inc, 4.5220%, 9/15/48	353,000	462,433
		34,851,997
Consumer Cyclical – 5.7%
AutoZone Inc, 3.7500%, 4/18/29	1,214,000	1,403,182
AutoZone Inc, 1.6500%, 1/15/31	1,366,000	1,342,292
Best Buy Co Inc, 1.9500%, 10/1/30	1,680,000	1,668,698
Booking Holdings Inc, 4.1000%, 4/13/25	2,604,000	2,933,112
Booking Holdings Inc, 4.5000%, 4/13/27	794,000	931,791
Booking Holdings Inc, 4.6250%, 4/13/30	554,000	662,092
Choice Hotels International Inc, 3.7000%, 12/1/29	1,179,000	1,248,431
Choice Hotels International Inc, 3.7000%, 1/15/31	315,000	331,490
Experian Finance PLC, 2.7500%, 3/8/30 (144A)	2,862,000	3,099,816
General Motors Co, 4.2000%, 10/1/27	438,000	469,185
General Motors Co, 5.0000%, 10/1/28	1,113,000	1,251,699
General Motors Co, 5.4000%, 4/1/48	464,000	512,679
General Motors Financial Co Inc, 4.3500%, 4/9/25	319,000	345,994
General Motors Financial Co Inc, 4.3000%, 7/13/25	276,000	300,311
General Motors Financial Co Inc, 4.3500%, 1/17/27	748,000	812,406
GLP Capital LP / GLP Financing II Inc, 3.3500%, 9/1/24	228,000	231,263
GLP Capital LP / GLP Financing II Inc, 5.2500%, 6/1/25	440,000	477,761
GLP Capital LP / GLP Financing II Inc, 5.3750%, 4/15/26	802,000	888,857
GLP Capital LP / GLP Financing II Inc, 5.3000%, 1/15/29	90,000	100,230
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/30	1,539,000	1,592,773
GLP Capital LP / GLP Financing II Inc, 4.0000%, 1/15/31	331,000	344,581
IHS Markit Ltd, 5.0000%, 11/1/22 (144A)	1,034,000	1,109,636
IHS Markit Ltd, 4.7500%, 2/15/25 (144A)	1,793,000	2,031,397
IHS Markit Ltd, 4.0000%, 3/1/26 (144A)	559,000	623,285
Lowe's Cos Inc, 4.5000%, 4/15/30	673,000	831,046
Lowe's Cos Inc, 5.0000%, 4/15/40	477,000	624,867
Marriott International Inc, 5.7500%, 5/1/25	1,360,000	1,516,385
Mastercard Inc, 3.3000%, 3/26/27	540,000	617,311
McDonald's Corp, 3.3000%, 7/1/25	245,000	272,369
McDonald's Corp, 3.5000%, 7/1/27	477,000	542,878
McDonald's Corp, 3.6250%, 9/1/49	421,000	470,259
MDC Holdings Inc, 5.5000%, 1/15/24	1,101,000	1,186,328
MGM Resorts International, 7.7500%, 3/15/22	281,000	296,188
Nordstrom Inc, 4.3750%, 4/1/30	1,408,000	1,138,321
O'Reilly Automotive Inc, 3.6000%, 9/1/27	31,000	35,246
O'Reilly Automotive Inc, 4.3500%, 6/1/28	237,000	281,898
O'Reilly Automotive Inc, 3.9000%, 6/1/29	1,645,000	1,922,191
Service Corp International/US, 3.3750%, 8/15/30	550,000	550,688
		34,998,936
Consumer Non-Cyclical – 7.8%
AbbVie Inc, 3.4500%, 3/15/22 (144A)	1,316,000	1,363,354
AbbVie Inc, 3.2500%, 10/1/22 (144A)	958,000	1,001,701
AbbVie Inc, 2.8000%, 3/15/23 (144A)	75,000	78,396
AbbVie Inc, 2.6000%, 11/21/24 (144A)	1,141,000	1,210,019

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Consumer Non-Cyclical– (continued)
AbbVie Inc, 3.8000%, 3/15/25 (144A)	$1,089,000	$1,208,393
Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide Inc,
4.9000%, 2/1/46	1,440,000	1,785,007
Anheuser-Busch InBev Worldwide Inc, 4.3500%, 6/1/40	735,000	857,602
Aramark Services Inc, 6.3750%, 5/1/25 (144A)	1,934,000	2,014,599
Avantor Funding Inc, 4.6250%, 7/15/28 (144A)	992,000	1,029,200
Baxter International Inc, 3.7500%, 10/1/25 (144A)	580,000	657,828
Baxter International Inc, 3.9500%, 4/1/30 (144A)	507,000	606,997
Boston Scientific Corp, 3.7500%, 3/1/26	704,000	802,080
Boston Scientific Corp, 4.0000%, 3/1/29	366,000	425,535
Boston Scientific Corp, 4.7000%, 3/1/49	587,000	773,728
Bristol-Myers Squibb Co, 3.4000%, 7/26/29	634,000	736,628
Campbell Soup Co, 3.9500%, 3/15/25	227,000	253,190
Cigna Corp, 2.4000%, 3/15/30	538,000	556,287
Cigna Corp, 3.2000%, 3/15/40	245,000	259,247
Cigna Corp, 3.4000%, 3/15/50	369,000	386,668
Coca-Cola Co, 3.3750%, 3/25/27	820,000	940,093
Coca-Cola Femsa SAB de CV, 2.7500%, 1/22/30	691,000	743,696
CVS Health Corp, 4.1000%, 3/25/25	486,000	549,106
CVS Health Corp, 3.0000%, 8/15/26	169,000	184,603
CVS Health Corp, 4.3000%, 3/25/28	903,000	1,056,347
CVS Health Corp, 4.1250%, 4/1/40	342,000	388,859
CVS Health Corp, 2.7000%, 8/21/40	494,000	472,509
CVS Health Corp, 4.2500%, 4/1/50	169,000	198,195
DaVita Inc, 4.6250%, 6/1/30 (144A)	1,081,000	1,109,538
DaVita Inc, 3.7500%, 2/15/31 (144A)	1,438,000	1,385,585
DH Europe Finance II Sarl, 2.2000%, 11/15/24	606,000	640,204
DH Europe Finance II Sarl, 2.6000%, 11/15/29	332,000	359,737
Elanco Animal Health Inc, 5.2720%, 8/28/23	1,085,000	1,162,306
Fomento Economico Mexicano SAB de CV, 3.5000%, 1/16/50	1,012,000	1,073,996
Hasbro Inc, 3.0000%, 11/19/24	527,000	558,288
Hasbro Inc, 3.5500%, 11/19/26	890,000	945,785
Hasbro Inc, 3.9000%, 11/19/29	2,398,000	2,516,058
Hasbro Inc, 5.1000%, 5/15/44	1,161,000	1,207,318
HCA Inc, 5.3750%, 2/1/25	573,000	627,435
JBS USA LUX SA / JBS USA Finance Inc, 6.7500%, 2/15/28 (144A)	657,000	714,435
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
6.5000%, 4/15/29 (144A)	1,063,000	1,179,898
JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc,
5.5000%, 1/15/30 (144A)	1,361,000	1,483,490
Keurig Dr Pepper Inc, 4.5970%, 5/25/28	570,000	684,136
Mars Inc, 4.2000%, 4/1/59 (144A)	561,000	714,313
Mondelez International Holdings Netherlands BV, 2.2500%, 9/19/24 (144A)	1,216,000	1,279,015
Royalty Pharma PLC, 1.7500%, 9/2/27 (144A)	524,000	523,544
Royalty Pharma PLC, 2.2000%, 9/2/30 (144A)	101,000	100,410
Royalty Pharma PLC, 3.3000%, 9/2/40 (144A)	1,014,000	993,461
Royalty Pharma PLC, 3.5500%, 9/2/50 (144A)	1,011,000	975,607
Sysco Corp, 5.6500%, 4/1/25	1,009,000	1,193,021
Sysco Corp, 2.4000%, 2/15/30	307,000	309,463
Sysco Corp, 5.9500%, 4/1/30	1,315,000	1,659,461
Sysco Corp, 6.6000%, 4/1/40	544,000	732,713
Sysco Corp, 6.6000%, 4/1/50	898,000	1,253,162
Thermo Fisher Scientific Inc, 4.1330%, 3/25/25	438,000	499,024
Thermo Fisher Scientific Inc, 4.4970%, 3/25/30	1,028,000	1,267,505
Upjohn Inc, 1.6500%, 6/22/25 (144A)	223,000	228,224
		47,916,999
Electric – 3.2%
AEP Transmission Co LLC, 3.6500%, 4/1/50	376,000	443,427
Ameren Corp, 3.5000%, 1/15/31	2,031,000	2,320,286
Berkshire Hathaway Energy, 4.2500%, 10/15/50 (144A)	561,000	697,852
Black Hills Corp, 2.5000%, 6/15/30	2,209,305	2,283,056
CMS Energy Corp,
US Treasury Yield Curve Rate 5 Year + 4.1160%, 4.7500%, 6/1/50‡	1,249,000	1,322,893
Dominion Energy Inc, 3.3750%, 4/1/30	898,000	1,011,548
East Ohio Gas Co/The, 1.3000%, 6/15/25 (144A)	161,000	164,069
East Ohio Gas Co/The, 2.0000%, 6/15/30 (144A)	148,000	153,169
East Ohio Gas Co/The, 3.0000%, 6/15/50 (144A)	215,000	223,327
IPALCO Enterprises Inc, 4.2500%, 5/1/30 (144A)	2,653,000	2,999,820
NextEra Energy Capital Holdings Inc, 2.7500%, 5/1/25	596,000	643,783
NRG Energy Inc, 7.2500%, 5/15/26	2,024,000	2,154,082
NRG Energy Inc, 6.6250%, 1/15/27	758,000	801,585
Oncor Electric Delivery Co LLC, 3.8000%, 6/1/49	1,370,000	1,663,195
PPL WEM Ltd / Western Power Distribution Ltd, 5.3750%, 5/1/21 (144A)	1,336,000	1,355,290

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Electric– (continued)
Southern Co, 3.7000%, 4/30/30	$1,356,000	$1,546,952
		19,784,334
Energy – 2.6%
Cheniere Corpus Christi Holdings LLC, 3.7000%, 11/15/29 (144A)	1,348,000	1,400,239
Cheniere Energy Inc, 4.6250%, 10/15/28 (144A)	2,763,000	2,835,529
Energy Transfer Operating LP, 5.8750%, 1/15/24	763,000	839,169
Energy Transfer Operating LP, 5.5000%, 6/1/27	106,000	115,606
Energy Transfer Operating LP, 4.9500%, 6/15/28	172,000	182,058
EOG Resources Inc, 4.3750%, 4/15/30	772,000	909,065
EOG Resources Inc, 4.9500%, 4/15/50	464,000	568,915
Hess Midstream Operations LP, 5.1250%, 6/15/28 (144A)	1,974,000	1,969,480
Kinder Morgan Inc/DE, 4.3000%, 3/1/28	378,000	429,743
NGPL PipeCo LLC, 4.3750%, 8/15/22 (144A)	2,001,000	2,076,992
ONEOK Inc, 5.8500%, 1/15/26	344,000	395,549
ONEOK Inc, 6.3500%, 1/15/31	736,000	856,187
ONEOK Inc, 7.1500%, 1/15/51	192,000	227,753
Phillips 66, 3.7000%, 4/6/23	286,000	306,132
Phillips 66, 3.8500%, 4/9/25	286,000	317,658
TransCanada PipeLines Ltd, 4.1000%, 4/15/30	813,000	937,005
Transcontinental Gas Pipe Line Co LLC, 3.2500%, 5/15/30 (144A)	1,065,000	1,150,361
Transcontinental Gas Pipe Line Co LLC, 3.9500%, 5/15/50 (144A)	665,000	686,089
		16,203,530
Finance Companies – 0.5%
Quicken Loans LLC, 3.6250%, 3/1/29 (144A)	1,146,000	1,135,973
Quicken Loans LLC, 3.8750%, 3/1/31 (144A)	1,675,000	1,654,062
USAA Capital Corp, 2.1250%, 5/1/30 (144A)	150,000	157,930
		2,947,965
Financial Institutions – 0.2%
Jones Lang LaSalle Inc, 4.4000%, 11/15/22	1,319,000	1,394,857
Industrial Conglomerates – 0.2%
General Electric Co, ICE LIBOR USD 3 Month + 3.3300%, 5.0000%‡,µ	1,723,000	1,372,823
Information Technology Services – 0.2%
Booz Allen Hamilton Inc, 3.8750%, 9/1/28 (144A)	1,412,000	1,449,489
Insurance – 2.1%
Brown & Brown Inc, 4.5000%, 3/15/29	837,000	954,763
Brown & Brown Inc, 2.3750%, 3/15/31	142,000	143,268
Centene Corp, 4.2500%, 12/15/27	1,501,000	1,570,691
Centene Corp, 4.6250%, 12/15/29	2,256,000	2,433,457
Centene Corp, 3.3750%, 2/15/30	910,000	944,125
Centene Corp, 3.0000%, 10/15/30	1,718,000	1,750,212
Molina Healthcare Inc, 4.3750%, 6/15/28 (144A)	2,726,000	2,781,883
Prudential Financial Inc,
US Treasury Yield Curve Rate 5 Year + 3.0350%, 3.7000%, 10/1/50‡	1,989,000	2,029,377
		12,607,776
Real Estate Investment Trusts (REITs) – 1.3%
Agree LP, 2.9000%, 10/1/30	1,823,000	1,881,174
Alexandria Real Estate Equities Inc, 4.9000%, 12/15/30	576,000	724,565
Camden Property Trust, 2.8000%, 5/15/30	1,349,000	1,466,153
Lexington Realty Trust, 2.7000%, 9/15/30	2,088,000	2,127,097
Mid-America Apartment Communities Inc, 1.7000%, 2/15/31	533,000	524,393
Realty Income Corp, 3.2500%, 1/15/31	1,099,000	1,211,227
		7,934,609
Technology – 8.7%
Broadcom Inc, 4.7000%, 4/15/25	804,000	913,420
Broadcom Inc, 3.1500%, 11/15/25	1,396,000	1,505,685
Broadcom Inc, 4.1500%, 11/15/30	1,419,000	1,593,091
Broadcom Inc, 4.3000%, 11/15/32	921,000	1,050,004
Broadridge Financial Solutions Inc, 2.9000%, 12/1/29	2,259,000	2,445,651
Cadence Design Systems Inc, 4.3750%, 10/15/24	2,887,000	3,249,029
CoStar Group Inc, 2.8000%, 7/15/30 (144A)	1,475,000	1,527,318
Equifax Inc, 2.6000%, 12/1/24	1,954,000	2,085,433
Equifax Inc, 2.6000%, 12/15/25	1,325,000	1,418,272
Equifax Inc, 3.1000%, 5/15/30	949,000	1,033,203
Equinix Inc, 2.9000%, 11/18/26	528,000	569,316
Equinix Inc, 1.8000%, 7/15/27	1,400,000	1,412,277
Equinix Inc, 3.2000%, 11/18/29	1,188,000	1,308,815
FLIR Systems Inc, 2.5000%, 8/1/30	521,000	532,776
Gartner Inc, 3.7500%, 10/1/30 (144A)	268,000	271,095
Global Payments Inc, 3.2000%, 8/15/29	389,000	424,326
Global Payments Inc, 2.9000%, 5/15/30	954,000	1,020,099
Keysight Technologies Inc, 3.0000%, 10/30/29	1,424,000	1,555,656
Leidos Inc, 2.9500%, 5/15/23 (144A)	173,000	181,768
Leidos Inc, 3.6250%, 5/15/25 (144A)	672,000	745,349

Shares or Principal Amounts		Value
Corporate Bonds– (continued)
Technology– (continued)
Leidos Inc, 4.3750%, 5/15/30 (144A)	$948,000	$1,109,425
Marvell Technology Group Ltd, 4.2000%, 6/22/23	619,000	668,259
Marvell Technology Group Ltd, 4.8750%, 6/22/28	1,755,000	2,116,836
Microchip Technology Inc, 2.6700%, 9/1/23 (144A)	1,428,000	1,478,247
Microchip Technology Inc, 4.2500%, 9/1/25 (144A)	1,119,000	1,160,831
Micron Technology Inc, 2.4970%, 4/24/23	1,394,000	1,447,510
MSCI Inc, 3.8750%, 2/15/31 (144A)	1,738,000	1,811,344
PayPal Holdings Inc, 2.6500%, 10/1/26	1,453,000	1,585,080
PayPal Holdings Inc, 2.3000%, 6/1/30	574,000	605,623
Qorvo Inc, 3.3750%, 4/1/31 (144A)	1,535,000	1,561,287
Sensata Technologies Inc, 3.7500%, 2/15/31 (144A)	1,418,000	1,409,137
ServiceNow Inc, 1.4000%, 9/1/30	782,000	760,018
Total System Services Inc, 4.8000%, 4/1/26	2,691,000	3,141,152
Trimble Inc, 4.7500%, 12/1/24	2,757,000	3,053,528
Trimble Inc, 4.9000%, 6/15/28	2,747,000	3,239,908
Verisk Analytics Inc, 5.5000%, 6/15/45	969,000	1,342,710
Verisk Analytics Inc, 3.6250%, 5/15/50	106,000	120,592
VMware Inc, 4.5000%, 5/15/25	730,000	825,582
VMware Inc, 4.6500%, 5/15/27	819,000	954,268
		53,233,920
Transportation – 0.2%
United Parcel Service Inc, 3.9000%, 4/1/25	445,000	506,750
United Parcel Service Inc, 5.2000%, 4/1/40	203,000	277,957
United Parcel Service Inc, 5.3000%, 4/1/50	440,000	647,486
		1,432,193
Water Utilities – 0.2%
American Water Capital Corp, 2.8000%, 5/1/30	417,000	456,448
American Water Capital Corp, 3.4500%, 5/1/50	496,000	554,789
		1,011,237
Total Corporate Bonds (cost $321,938,797)		343,997,936
Mortgage-Backed Securities– 15.2%
Fannie Mae:
2.0000%, TBA, 15 Year Maturity	2,562,198	2,661,970
2.5000%, TBA, 15 Year Maturity	1,232,300	1,286,447
2.0000%, TBA, 30 Year Maturity	87,200	90,119
2.5000%, TBA, 30 Year Maturity	6,916,855	7,253,429
3.0000%, TBA, 30 Year Maturity	660,400	691,716
4.0000%, TBA, 30 Year Maturity	3,300,000	3,517,503
		15,501,184
Fannie Mae Pool:
3.0000%, 10/1/34	214,546	228,124
2.5000%, 11/1/34	283,852	301,206
3.0000%, 11/1/34	44,148	47,466
3.0000%, 12/1/34	45,196	48,427
6.0000%, 2/1/37	105,651	125,982
4.5000%, 11/1/42	81,504	91,526
3.0000%, 1/1/43	32,371	34,558
3.0000%, 2/1/43	41,194	43,928
3.0000%, 5/1/43	527,467	556,294
3.0000%, 5/1/43	220,338	234,831
3.5000%, 4/1/44	575,974	642,775
5.0000%, 7/1/44	693,878	776,698
4.5000%, 10/1/44	177,295	203,701
4.5000%, 3/1/45	270,229	310,476
4.5000%, 6/1/45	158,684	177,094
3.5000%, 12/1/45	502,280	559,627
3.5000%, 12/1/45	288,131	309,309
4.5000%, 2/1/46	307,789	345,636
3.5000%, 7/1/46	972,415	1,068,312
3.0000%, 9/1/46	807,976	862,180
3.0000%, 2/1/47	10,675,674	11,391,852
3.5000%, 3/1/47	250,812	269,248
4.5000%, 5/1/47	51,992	57,974
4.5000%, 5/1/47	46,354	51,329
4.5000%, 5/1/47	46,303	51,080
4.5000%, 5/1/47	34,802	38,806
4.5000%, 5/1/47	34,623	38,194
4.5000%, 5/1/47	25,422	28,151
4.5000%, 5/1/47	17,199	19,045
4.5000%, 5/1/47	11,068	12,341
4.5000%, 5/1/47	10,830	12,076
4.0000%, 6/1/47	125,857	134,941
4.0000%, 6/1/47	87,606	94,666

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Fannie Mae Pool– (continued)
4.0000%, 6/1/47	$74,433	$79,805
4.0000%, 6/1/47	37,259	40,262
4.5000%, 6/1/47	208,807	226,844
4.5000%, 6/1/47	14,277	15,920
3.5000%, 7/1/47	202,605	217,497
4.0000%, 7/1/47	127,164	136,342
4.0000%, 7/1/47	80,970	86,814
4.0000%, 7/1/47	45,044	48,295
4.0000%, 7/1/47	14,061	15,076
4.5000%, 7/1/47	152,777	165,974
4.5000%, 7/1/47	96,890	105,259
4.5000%, 7/1/47	86,223	93,671
3.5000%, 8/1/47	380,085	402,318
4.0000%, 8/1/47	243,425	260,995
4.0000%, 8/1/47	151,109	162,016
4.5000%, 8/1/47	147,706	160,465
4.5000%, 8/1/47	19,154	20,903
4.0000%, 9/1/47	74,831	81,199
4.5000%, 9/1/47	123,842	134,540
4.5000%, 9/1/47	81,103	88,108
4.5000%, 9/1/47	69,511	75,516
4.0000%, 10/1/47	316,057	342,949
4.0000%, 10/1/47	311,821	338,354
4.0000%, 10/1/47	297,269	318,725
4.0000%, 10/1/47	200,102	217,128
4.0000%, 10/1/47	163,404	175,198
4.5000%, 10/1/47	18,479	20,075
4.5000%, 10/1/47	11,024	11,976
4.0000%, 11/1/47	132,619	142,191
4.5000%, 11/1/47	85,612	93,007
3.5000%, 12/1/47	748,705	799,711
3.5000%, 12/1/47	150,413	160,097
4.0000%, 12/1/47	109,611	117,523
3.5000%, 1/1/48	534,941	571,384
3.5000%, 1/1/48	246,705	263,798
4.0000%, 1/1/48	1,698,469	1,836,854
4.0000%, 1/1/48	134,662	144,381
3.0000%, 2/1/48	149,613	161,427
3.5000%, 3/1/48	328,091	349,671
4.0000%, 3/1/48	695,913	750,340
4.5000%, 3/1/48	107,891	117,049
4.5000%, 4/1/48	121,145	131,428
3.0000%, 5/1/48	75,965	80,250
4.5000%, 5/1/48	75,639	82,060
4.5000%, 5/1/48	67,257	72,966
5.0000%, 5/1/48	199,659	218,762
4.5000%, 6/1/48	135,097	146,564
4.5000%, 6/1/48	68,328	74,127
3.5000%, 7/1/48	6,060,349	6,426,927
3.0000%, 11/1/48	1,900,280	2,002,108
3.0000%, 8/1/49	278,892	298,561
3.0000%, 9/1/49	72,872	77,351
2.5000%, 1/1/50	161,716	170,332
3.5000%, 8/1/56	2,503,432	2,754,999
3.0000%, 2/1/57	1,637,029	1,761,725
3.5000%, 2/1/57	2,849,760	3,157,551
3.0000%, 6/1/57	8,014	8,622
		46,181,843
Freddie Mac Gold Pool:
3.5000%, 1/1/47	153,870	167,080
Freddie Mac Pool:
3.0000%, 5/1/31	1,644,273	1,746,234
3.0000%, 9/1/32	336,967	359,571
3.0000%, 10/1/32	110,609	116,631
3.0000%, 1/1/33	190,913	203,719
2.5000%, 12/1/33	2,107,026	2,208,063
3.0000%, 10/1/34	390,331	417,453
3.0000%, 10/1/34	164,836	175,286
2.5000%, 11/1/34	230,662	244,810
2.5000%, 11/1/34	216,473	229,750
6.0000%, 4/1/40	168,859	201,658
3.5000%, 7/1/42	11,032	11,978
3.5000%, 8/1/42	14,374	15,606
3.5000%, 8/1/42	12,087	13,124

Shares or Principal Amounts		Value
Mortgage-Backed Securities– (continued)
Freddie Mac Pool– (continued)
3.5000%, 2/1/43	$460,156	$498,813
3.0000%, 3/1/43	373,974	399,202
3.0000%, 6/1/43	51,575	53,745
3.5000%, 2/1/44	645,436	699,658
4.5000%, 5/1/44	149,569	166,932
3.0000%, 1/1/45	737,360	785,420
4.0000%, 2/1/46	491,603	536,616
3.5000%, 7/1/46	1,901,629	2,118,916
3.5000%, 7/1/46	446,591	480,587
3.0000%, 8/1/46	260,700	274,646
4.0000%, 3/1/47	136,269	149,441
3.0000%, 4/1/47	377,055	397,226
3.5000%, 9/1/47	449,734	476,028
3.5000%, 11/1/47	628,108	670,875
3.5000%, 12/1/47	493,109	526,684
3.5000%, 2/1/48	250,012	266,394
3.5000%, 2/1/48	201,838	215,071
4.0000%, 4/1/48	580,781	625,705
4.5000%, 7/1/48	174,553	189,858
5.0000%, 9/1/48	86,281	95,446
3.0000%, 8/1/49	93,207	99,786
3.0000%, 10/1/49	217,084	227,130
3.0000%, 10/1/49	127,864	133,781
3.0000%, 11/1/49	614,379	642,810
3.0000%, 11/1/49	224,709	235,107
3.0000%, 11/1/49	150,482	157,445
3.0000%, 12/1/49	382,112	399,795
3.0000%, 12/1/49	308,534	322,812
3.0000%, 12/1/49	225,929	236,384
2.5000%, 1/1/50	71,311	75,125
3.0000%, 3/1/50	100,313	105,621
		18,206,942
Ginnie Mae:
2.5000%, TBA, 30 Year Maturity	2,582,319	2,709,498
Ginnie Mae I Pool:
4.0000%, 1/15/45	2,015,911	2,196,889
4.5000%, 8/15/46	2,339,373	2,595,025
4.0000%, 8/15/47	237,729	258,462
4.0000%, 11/15/47	307,097	333,880
4.0000%, 12/15/47	384,761	418,318
		5,802,574
Ginnie Mae II Pool:
4.0000%, 8/20/47	225,563	243,439
4.0000%, 8/20/47	56,493	60,971
4.0000%, 8/20/47	37,943	41,630
4.5000%, 2/20/48	527,588	570,468
4.0000%, 5/20/48	689,549	738,250
4.5000%, 5/20/48	1,102,452	1,186,724
4.5000%, 5/20/48	209,999	226,051
4.0000%, 6/20/48	1,011,923	1,083,393
5.0000%, 8/20/48	989,393	1,078,881
		5,229,807
Total Mortgage-Backed Securities (cost $92,106,171)		93,798,928
United States Treasury Notes/Bonds– 11.9%
1.1250%, 2/28/22	25,854,000	26,211,512
0.2500%, 6/30/25	2,791,700	2,789,955
0.3750%, 9/30/27	779,000	773,766
0.6250%, 8/15/30	5,491,000	5,459,255
1.1250%, 5/15/40	5,782,000	5,690,753
2.7500%, 8/15/42	10,011,400	12,827,888
1.2500%, 5/15/50	20,643,300	19,448,855
Total United States Treasury Notes/Bonds (cost $71,254,936)		73,201,984
Preferred Stocks– 0.7%
Banks – 0.7%
First Republic Bank/CA, 4.1250%µ	73,250	1,860,550
Truist Financial Corp, 4.7500%µ	85,750	2,225,212
Total Preferred Stocks (cost $3,975,000)		4,085,762

Shares or Principal Amounts		Value
Investment Companies– 6.4%
Money Markets – 6.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº,£((cost $39,144,348)	39,141,754	$39,145,669
Total Investments (total cost $613,992,345) – 104.4%		641,364,326
Liabilities, net of Cash, Receivables and Other Assets – (4.4)%		(26,795,608)
Net Assets – 100%		$614,568,718

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$610,635,895	95.2%
United Kingdom	11,525,533	1.8
France	10,460,900	1.6
Belgium	2,642,609	0.4
Switzerland	2,340,655	0.4
Canada	1,941,042	0.3
Mexico	1,817,692	0.3

Total	$641,364,326	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/20
Investment Companies - 6.4%
Money Markets - 6.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	$125,141	$(1,131)	$1,687	$39,145,669
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	7,876∆	-	-	-
Total Affiliated Investments - 6.4%	$133,017	$(1,131)	$1,687	$39,145,669

	Value at 12/31/19	Purchases	Sales Proceeds	Value at 9/30/20
Investment Companies - 6.4%
Money Markets - 6.4%
Janus Henderson Cash Liquidity Fund LLC, 0.1028%ºº	24,916,418	269,980,716	(255,752,021)	39,145,669
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 0.0289%ºº	-	13,749,542	(13,749,542)	-

Schedule of Futures

Description	Number of Contracts	Expiration Date	Value and Notional Amount	Unrealized Appreciation/ (Depreciation)	Variation Margin Asset/(Liability)
Futures Purchased:
10-Year US Treasury Note	1	12/31/20	$159,922	$778	$(469)
5-Year US Treasury Note	8	1/6/21	1,008,250	1,375	(813)

Total - Futures Purchased				2,153	(1,282)
Futures Sold:
2-Year US Treasury Note	1	1/6/21	(220,961)	(141)	8
Total				$2,012	$(1,274)

Average Ending Monthly Market Value of Derivative Instruments During the Period Ended September 30, 2020

Market Value
Futures contracts, purchased	$ 720,830
Futures contracts, sold	44,191

Notes to Schedule of Investments (unaudited)

ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LP	Limited Partnership
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate
TBA

(To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when specific mortgage pools are assigned.

144A

Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Unless otherwise noted, these securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended September 30, 2020 is $171,793,004, which represents 28.0% of net assets.

‡

Variable or floating rate security. Rate shown is the current rate as of September 30, 2020. Certain variable rate securities are not based on a published reference rate and spread; they are determined by the issuer or agent and current market conditions. Reference rate is as of reset date and may vary by security, which may not indicate a reference rate and/or spread in their description.

ºº	Rate shown is the 7-day yield as of September 30, 2020.

µ	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date indicated, if any, represents the next call date.

Ç	Step bond. The coupon rate will increase or decrease periodically based upon a predetermined schedule. The rate shown reflects the current rate.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2020.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$-	$84,708,973	$-
Bank Loans and Mezzanine Loans	-	2,425,074	-

Corporate Bonds	-	343,997,936	-
Mortgage-Backed Securities	-	93,798,928	-
United States Treasury Notes/Bonds	-	73,201,984	-
Preferred Stocks	-	4,085,762	-
Investment Companies	-	39,145,669	-
Total Investments in Securities	$-	$641,364,326	$-
Other Financial Instruments(a):
Variation Margin Receivable	8	-	-
Total Assets	$8	$641,364,326	$-
Liabilities
Other Financial Instruments(a):
Variation Margin Payable	$1,282	$-	$-

(a)

Other financial instruments include forward foreign currency exchange, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Futures, certain written options on futures, and centrally cleared swap contracts are reported at their variation margin at measurement date, which represents the amount due to/from the Portfolio at that date. Written options, written swaptions, and other swap contracts are reported at their market value at measurement date.

Investment Valuation

Securities held by the Portfolio are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Portfolio will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The Portfolio uses systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2020 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.